Fair Value Measurements	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Determination of Fair Value
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:
Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Significant unobservable inputs that reflect our own assumptions that market participants would use in pricing an asset or liability.
In instances in which multiple levels of inputs are used to measure fair value, hierarchy classification is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
The Company used the following methods and significant assumptions to estimate fair value:
Investment securities
The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2), using matrix pricing. Matrix pricing is a mathematical technique commonly used to price debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on securities’ relationship to other benchmark quoted securities (Level 2 inputs). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3).
Derivatives
The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2). The Company has contracted with a third-party vendor to provide valuations for interest rate swaps using standard swap valuation techniques. The Company has considered counterparty credit risk in the valuation of its interest rate swap assets and has considered its own credit risk in the valuation of its interest rate swap liabilities. The Company recognizes interest rate lock commitments at fair value. Fair value of interest rate lock commitments is based on the price of underlying loans obtained from an investor for loans that will be delivered on a best effort basis (Level 2).
Loans held-for-sale, at fair value
The fair value of loans held-for-sale is determined using quoted prices for similar assets, adjusted for specific attributes of that loan (Level 2). These loans currently consist of one-to-four family residential loans originated for sale in the secondary market.
Assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements at March 31, 2023 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$178,419	$—	$—	$178,419
Obligations of states and municipalities	—	468,362	—	468,362
Residential mortgage backed - agency	—	52,670	—	52,670
Residential mortgage backed - non-agency	—	321,150	—	321,150
Commercial mortgage backed - agency	—	57,832	—	57,832
Commercial mortgage backed - non-agency	—	183,225	—	183,225
Asset-backed	—	92,599	—	92,599
Other	—	8,528	—	8,528
Total investment securities available-for-sale	$178,419	$1,184,366	$—	$1,362,785

Loans held-for-sale, at fair value	$—	$360	$—	$360

Derivatives	$—	$1,045	$—	$1,045

Financial liabilities
Derivatives	$—	$5,194	$—	$5,194

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$174,993	$—	$—	$174,993
Obligations of states and municipalities	—	453,907	—	453,907
Residential mortgage backed - agency	—	53,061	—	53,061
Residential mortgage backed - non-agency	—	339,295	—	339,295
Commercial mortgage backed - agency	—	59,933	—	59,933
Commercial mortgage backed - non-agency	—	183,299	—	183,299
Asset-backed	—	98,626	—	98,626
Other	—	8,643	—	8,643
Total investment securities available-for-sale	$174,993	$1,196,764	$—	$1,371,757

Loans held-for-sale, at fair value	$—	$—	$—	$—

Derivatives	$—	$1,311	$—	$1,311

Financial liabilities
Derivatives	$—	$3,565	$—	$3,565
The following describes the valuation techniques used by the Company to measure certain assets recorded at fair value on a nonrecurring basis in the financial statements:
Individually evaluated loans
Upon the adoption of CECL, loans individually evaluated for credit expected losses included non-accrual loans and other loans that do not share similar risk characteristics to loans in the CECL loan pools and have been classified as Level 3. Individually evaluated loans with an allocation to the ACL are measured at fair value on a nonrecurring basis. Any fair value adjustments are recorded in the period incurred as provision for credit losses on the Consolidated Statements of Income. Prior to adoption of CECL and ASU 2022-02, which eliminated the TDR accounting model, loans were designated as impaired when, in the judgment of management and based on current information and events, it was probable that all amounts due, according to the contractual terms of the loan agreement, would not be collected.
The measurement of loss associated with impaired loans can be based on either the observable market price of the loan, the present value of the expected future cash flows, or the fair value of the collateral. Generally, the fair value of impaired loans will be determined by the present value of the expected future cash flows or if collateral-dependent based on recent real estate appraisals. For collateral-dependent, the fair value is measured based on the value of the collateral securing the loans, less estimated costs of disposal. Collateral may be in the form of real estate or business assets, including equipment, inventory, and accounts receivable. The vast majority of the collateral is real estate. These appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach. Any fair value adjustments are recorded in the period incurred as provision for credit losses on the Consolidated Statements of Income and will result in a Level 3 fair value classification. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.
Other real estate owned
Assets acquired through foreclosure or other proceedings are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals, which are updated no less frequently than annually. Any fair value adjustments are recorded in the period incurred and expensed against current earnings.
Assets that were measured at fair value on a nonrecurring basis during the period are summarized below (in thousands):

	Fair Value Measurements at March 31, 2023 Using: :
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Individually Evaluated Loans:
Commercial Real Estate	$—	$—	$318	$318
Owner-occupied commercial real estate	—	—	1,371	1,371
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	2,242	2,242
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Individually Evaluated Loans:
Commercial Real Estate	$—	$—	$290	$290
Owner-occupied commercial real estate	—	—	1,295	1,295
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	911	911
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—
The following table presents quantitative information about Level 3 Fair Value Measurements for assets measured at fair value on a non-recurring basis at March 31, 2023, and December 31, 2022 (in thousands except for percentages):

Description	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
March 31, 2023
Impaired loans	$3,931	Discounted cash flow analysis	Market rate for borrower	3.6% - 8.5%	5.0%

December 31, 2022
Impaired loans	$2,496	Discounted cash flow analysis	Market rate for borrower	4.5% - 6.0%	5.2%
Fair value of financial instruments
The carrying amounts and estimated fair values of financial instruments not carried at fair value, at March 31, 2023, and December 31, 2022, were as follows (in thousands):

		Fair Value Measurements at March 31, 2023 Using:
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$10,616	$10,616	$—	$—	$10,616
Interest-bearing deposits with banks	106,323	106,323	—	—	106,323
Loans, net	1,926,034	—	—	1,813,068	1,813,068
Accrued interest	15,158	—	15,158	—	15,158

Financial liabilities
Non-interest, bearing	$906,723	$—	$906,723	$—	$906,723
Interest bearing	2,125,668	—	2,118,085	—	2,118,085
Other borrowed funds	321,700	—	321,667	—	321,667
Accrued interest	2,763	—	2,763	—	2,763

		Fair Value Measurements at December 31, 2022 Using:
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$9,124	$9,124	$—	$—	$9,124
Interest-bearing deposits with banks	41,171	41,171	—	—	41,171
Loans, net	1,866,182	—	—	1,768,903	1,768,903
Accrued interest	15,481	—	15,481	—	15,481

Financial liabilities
Non-interest, bearing	$960,692	$—	$960,692	$—	$960,692
Interest bearing	1,959,708	—	1,951,227	—	1,951,227
Other borrowed funds	343,100	—	342,904	—	342,904
Accrued interest	1,452	—	1,452	—	1,452
Fair Value Measurements
Determination of Fair Value
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:
Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Significant unobservable inputs that reflect our own assumptions that market participants would use in pricing an asset or liability.
In instances in which multiple levels of inputs are used to measure fair value, hierarchy classification is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
The Company used the following methods and significant assumptions to estimate fair value:
Investment securities
The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2), using matrix pricing. Matrix pricing is a mathematical technique commonly used to price debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on securities’ relationship to other benchmark quoted securities (Level 2 inputs). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3).
Derivatives
The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2). The Company has contracted with a third-party vendor to provide valuations for interest rate swaps using standard swap valuation techniques. The Company has considered counterparty credit risk in the valuation of its interest rate swap assets and has considered its own credit risk in the valuation of its interest rate swap liabilities. The Company recognizes interest rate lock commitments at fair value. Fair value of interest rate lock commitments is based on the price of underlying loans obtained from an investor for loans that will be delivered on a best effort basis (Level 2).
Loans held-for-sale, at fair value
The fair value of loans held-for-sale is determined using quoted prices for similar assets, adjusted for specific attributes of that loan (Level 2). These loans currently consist of one-to-four family residential loans originated for sale in the secondary market.
Assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements at June 30, 2023 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$175,397	$—	$—	$175,397
Obligations of states and municipalities	—	455,862	—	455,862
Residential mortgage backed - agency	—	41,990	—	41,990
Residential mortgage backed - non-agency	—	296,104	—	296,104
Commercial mortgage backed - agency	—	36,086	—	36,086
Commercial mortgage backed - non-agency	—	164,307	—	164,307
Asset-backed	—	74,479	—	74,479
Other	—	7,965	—	7,965
Total investment securities available-for-sale	$175,397	$1,076,793	$—	$1,252,190

Loans held-for-sale, at fair value	$—	$456	$—	$456

Derivatives	$—	$1,740	$—	$1,740

Financial liabilities
Derivatives	$—	$3,576	$—	$3,576

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$174,993	$—	$—	$174,993
Obligations of states and municipalities	—	453,907	—	453,907
Residential mortgage backed - agency	—	53,061	—	53,061
Residential mortgage backed - non-agency	—	339,295	—	339,295
Commercial mortgage backed - agency	—	59,933	—	59,933
Commercial mortgage backed - non-agency	—	183,299	—	183,299
Asset-backed	—	98,626	—	98,626
Other	—	8,643	—	8,643
Total investment securities available-for-sale	$174,993	$1,196,764	$—	$1,371,757

Loans held-for-sale, at fair value	$—	$—	$—	$—

Derivatives	$—	$1,311	$—	$1,311

Financial liabilities
Derivatives	$—	$3,565	$—	$3,565
The following describes the valuation techniques used by the Company to measure certain assets recorded at fair value on a non-recurring basis in the financial statements:
Individually evaluated loans
Upon the adoption of CECL, loans individually evaluated for credit expected losses included non-accrual loans and other loans that do not share similar risk characteristics to loans in the CECL loan pools and have been classified as Level 3. Individually evaluated loans with an allocation to the ACL are measured at fair value on a non-recurring basis. Any fair value adjustments are recorded in the period incurred as provision for credit losses on the Consolidated Statements of Income. Prior to adoption of CECL and ASU 2022-02, which eliminated the TDR accounting model, loans were designated as impaired when, in the judgment of management and based on current information and events, it was probable that all amounts due, according to the contractual terms of the loan agreement, would not be collected.
The measurement of loss associated with impaired loans can be based on either the observable market price of the loan, the present value of the expected future cash flows, or the fair value of the collateral. Generally, the fair value of impaired loans will be determined by the present value of the expected future cash flows or if collateral-dependent based on recent real estate appraisals. For collateral-dependent, the fair value is measured based on the value of the collateral securing the loans, less estimated costs of disposal. Collateral may be in the form of real estate or business assets, including equipment, inventory, and accounts receivable. The vast majority of the collateral is real estate. These appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach. Any fair value adjustments are recorded in the period incurred as provision for credit losses on the Consolidated Statements of Income and will result in a Level 3 fair value classification. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.
Other real estate owned
Assets acquired through foreclosure or other proceedings are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals, which are updated no less frequently than annually. Any fair value adjustments are recorded in the period incurred and expensed against current earnings.
Assets that were measured at fair value on a non-recurring basis during the period are summarized below (in thousands):

	Fair Value Measurements at June 30, 2023 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Individually evaluated loans:
Commercial real estate	$—	$—	$308	$308
Owner-occupied commercial real estate	—	—	1,354	1,354
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	2,221	2,221
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Individually evaluated loans:
Commercial real estate	$—	$—	$290	$290
Owner-occupied commercial real estate	—	—	1,295	1,295
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	911	911
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—
The following table presents quantitative information about Level 3 Fair Value Measurements for assets measured at fair value on a non-recurring basis at June 30, 2023, and December 31, 2022 (in thousands except for percentages):

Description	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
June 30, 2023
Impaired loans	$3,883	Discounted cash flow analysis	Market rate for borrower	3.6% - 8.5%	5.0%

December 31, 2022
Impaired loans	$2,496	Discounted cash flow analysis	Market rate for borrower	4.5% - 6.0%	5.2%
Fair value of financial instruments
The carrying amounts and estimated fair values of financial instruments not carried at fair value, at June 30, 2023, and December 31, 2022, were as follows (in thousands):

		Fair Value Measurements at June 30, 2023 Using:
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Carrying Amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$9,047	$9,047	$—	$—	$9,047
Interest-earning deposits with banks	71,752	71,752	—	—	71,752
Loans, net	1,975,050	—	—	1,834,415	1,834,415
Accrued interest	14,781	—	14,781	—	14,781

Financial Liabilities
Non-interest-bearing	$876,396	$—	$876,396	$—	$876,396
Interest-bearing	2,128,867	—	2,119,927	—	2,119,927
Other borrowed funds	249,000	—	248,997	—	248,997
Accrued interest	3,832	—	3,832	—	3,832

		Fair Value Measurements at December 31, 2022 Using:
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Carrying Amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$9,124	$9,124	$—	$—	$9,124
Interest-bearing deposits with banks	41,171	41,171	—	—	41,171
Loans, net	1,866,182	—	—	1,768,903	1,768,903
Accrued interest	15,481	—	15,481	—	15,481

Financial Liabilities
Non-interest-bearing	$960,692	$—	$960,692	$—	$960,692
Interest-bearing	1,959,708	—	1,951,227	—	1,951,227
Other borrowed funds	343,100	—	342,904	—	342,904
Accrued interest	1,452	—	1,452	—	1,452
Fair Value Measurements
Determination of Fair Value
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:
Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Significant unobservable inputs that reflect our own assumptions that market participants would use in pricing an asset or liability.
The Company used the following methods and significant assumptions to estimate fair value:
Investment securities
The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2), using matrix pricing Matrix pricing is a mathematical technique commonly used to price debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on securities’ relationship to other benchmark quoted securities (Level 2 inputs). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3).
Derivatives
The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2). The Company has contracted with a third-party vendor to provide valuations for interest rate swaps using standard swap valuation techniques. The Company has considered counterparty credit risk in the valuation of its interest rate swap assets and has considered its own credit risk in the valuation of its interest rate swap liabilities. The Company recognizes interest rate lock commitments at fair value. Fair value of interest rate lock commitments is based on the price of underlying loans obtained from an investor for loans that will be delivered on a best effort basis (Level 2).
Loans held for sale, at fair value
The fair value of loans held for sale is determined using quoted prices for similar assets, adjusted for specific attributes of that loan (Level 2). These loans currently consist of one-to-four family residential loans originated for sale in the secondary market.
The following describes the valuation techniques used by the Company to measure certain assets recorded at fair value on a nonrecurring basis in the financial statements:
Impaired loans
Loans are designated as impaired, when, in the judgment of management based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected when due. The measurement of loss associated with impaired loans can be based on either the observable market price of the loan or the fair value of the collateral. Generally, the fair value of impaired loans with specific allocations of the allowance for loan losses is based on recent real estate appraisals. Fair value is measured based on the value of the collateral securing the loans, less estimated costs of disposal. Collateral may be in the form of real estate or business assets including equipment, inventory, and accounts receivable. The vast majority of the collateral is real estate. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Any fair value adjustments are recorded in the period incurred as provision for loan losses on the Statements of Income and will result in a Level 3 fair value classification. Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.
Other real estate owned
Assets acquired through foreclosure or other proceedings are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals which are updated no less frequently than annually. Any fair value adjustments are recorded in the period incurred and expensed against current earnings.
Assets and liabilities measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$174,993	$—	$—	$174,993
Obligations of state and municipalities	—	453,907	—	453,907
Residential mortgage backed - agency	—	53,061	—	53,061
Residential mortgage backed - non-agency	—	339,295	—	339,295
Commercial mortgage backed - agency	—	59,933	—	59,933
Commercial mortgage backed - non-agency	—	183,299	—	183,299
Asset backed	—	98,626	—	98,626
Other	—	8,643	—	8,643
Total investment securities available-for-sale	$174,993	$1,196,764	$—	$1,371,757

Loans held for sale, at fair value	$—	$—	$—	$—

Derivatives	$—	$1,311	$—	$1,311

Financial liabilities
Derivatives	$—	$3,565	$—	$3,565

	Fair Value Measurements at December 31, 2021 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Investment Securities
U.S. Treasuries and government agencies	$169,382	$15,059	$—	$184,441
Obligations of state and municipalities	—	665,567	—	665,567
Residential mortgage backed - agency	—	62,787	—	62,787
Residential mortgage backed - non-agency	—	244,308	—	244,308
Commercial mortgage backed - agency	—	78,883	—	78,883
Commercial mortgage backed - non-agency	—	172,204	—	172,204
Asset backed	—	195,525	—	195,525
Other	—	1,966	—	1,966
Total investment securities available-for-sale	$169,382	$1,436,299	$—	$1,605,681

Loans held for sale, at fair value	$—	$1,249	$—	$1,249

Derivatives	$—	$1,603	$—	$1,603
		.
Financial liabilities
Derivatives	$—	$1,589	$—	$1,589
Assets that were measured at fair value on a nonrecurring basis during the period are summarized below (in thousands):

	Fair Value Measurements at December 31, 2022 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Impaired Loans:
Commercial Real Estate	$—	$—	$290	$290
Owner-occupied commercial real estate	—	—	1,295	1,295
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	911	911
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—

	Fair Value Measurements at December 31, 2021 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Impaired Loans:
Commercial Real Estate	$—	$—	$12,552	$12,552
Owner-occupied commercial real estate	—	—	502	502
Acquisition, construction & development	—	—	—	—
Commercial & industrial	—	—	—	—
Single family residential	—	—	2,052	2,052
Consumer non-real estate and other	—	—	—	—
Other real estate owned	—	—	—	—
The following table presents quantitative information about Level 3 Fair Value Measurements for assets measured at fair value on a non-recurring basis at December 31, 2022 and 2021 (in thousands except for percentages):

Description	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
December 31, 2022
Impaired loans	$2,496	Discounted cash flow analysis	Market rate for borrower	4.5% -6%	5.2%

December 31, 2021
Impaired loans	$15,106	Discounted appraised value		7% -9%	8.0%
		Discounted cash flow analysis	Market rate for borrower	4% - 6%	5.4%
Fair value of financial instruments
The carrying amounts and estimated fair values of financial instruments not carried at fair value, at December 31, 2022 and 2021 were as follows (in thousands):

		Fair Value Measurements at December 31, 2022 Using:
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$9,124	$9,124	$—	$—	$9,124
Interest-bearing deposits with banks	41,171	41,171	—	—	41,171
Loans, net	1,866,182	—	—	1,768,903	1,768,903
Accrued interest	15,481	—	15,481	—	15,481

Financial liabilities
Non-interest-bearing	$960,692	$—	$960,692	$—	$960,692
Interest-bearing	1,959,708	—	1,951,227	—	1,951,227
Other borrowed funds	343,100	—	342,904	—	342,904
Accrued interest	1,452	—	1,452	—	1,452

		Fair Value Measurements at December 31, 2021 Using:
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)	Total
Financial Assets
Cash and due from banks	$8,989	$8,989	$—	$—	$8,989
Interest-bearing deposits with banks	68,374	68,374	—	—	68,374
Loans, net	1,713,364	—	—	1,697,752	1,697,752
Accrued interest	15,253	—	15,253	—	15,253

Financial liabilities
Non-interest-bearing	$930,847	$—	$930,847	$—	$930,847
Interest-bearing	2,002,570	—	2,002,089	—	2,002,089
Other borrowed funds	275,000	—	274,999	—	274,999
Accrued interest	309	—	309	—	309